FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative financial instruments	$-	$74	$-	$74

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent liability (see also note 11 (g))	$-	$-	$640	$640
Derivative financial instruments	$-	$14	$-	$14

Schedule of Assumptions used in Estimation of Fair Value	The fair value of the contingent liability as of December 31, 2015 was estimated using the following assumptions:
2015

Volatility	16.6%
Expected life (in years)	1.25
Risk free interest rate	0.08%

Schedule of Reconciliation of Financial Assets and Liabilities Estimated Utilizing Level 3 Inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2016	2015

Fair value at the beginning of the period	$640	$-
Additional resulting from Turbochrome acquisition	-	640
Adjustments to the provision resulting from Turbochrome acquisition	(640)	-
Fair value at the end of the period	$-	$640